Shareholder Report		6 Months Ended	12 Months Ended
		Jun. 30, 2026 USD ($) Holding	Dec. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Index Funds
Entity Central Index Key		0000036405
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000007773
Shareholder Report [Line Items]
Fund Name		500 Index Fund
Class Name		Investor Shares
Trading Symbol		VFINX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[1]	0.14%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 1,675,038,000,000
Holdings Count | Holding		519
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,675,038
Number of Portfolio Holdings	519
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	9.7%
Consumer Discretionary	9.3%
Consumer Staples	4.6%
Energy	3.0%
Financials	11.6%
Health Care	8.9%
Industrials	8.9%
Information Technology	38.0%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092055
Shareholder Report [Line Items]
Fund Name		500 Index Fund
Class Name		ETF Shares
Trading Symbol		VOO
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent	[2]	0.03%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 1,675,038,000,000
Holdings Count | Holding		519
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,675,038
Number of Portfolio Holdings	519
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	9.7%
Consumer Discretionary	9.3%
Consumer Staples	4.6%
Energy	3.0%
Financials	11.6%
Health Care	8.9%
Industrials	8.9%
Information Technology	38.0%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007774
Shareholder Report [Line Items]
Fund Name		500 Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VFIAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent	[3]	0.04%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 1,675,038,000,000
Holdings Count | Holding		519
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,675,038
Number of Portfolio Holdings	519
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	9.7%
Consumer Discretionary	9.3%
Consumer Staples	4.6%
Energy	3.0%
Financials	11.6%
Health Care	8.9%
Industrials	8.9%
Information Technology	38.0%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000170274
Shareholder Report [Line Items]
Fund Name		500 Index Fund
Class Name		Institutional Select Shares
Trading Symbol		VFFSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent	[4]	0.01%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 1,675,038,000,000
Holdings Count | Holding		519
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,675,038
Number of Portfolio Holdings	519
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	9.7%
Consumer Discretionary	9.3%
Consumer Staples	4.6%
Energy	3.0%
Financials	11.6%
Health Care	8.9%
Industrials	8.9%
Information Technology	38.0%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007775
Shareholder Report [Line Items]
Fund Name		Morningstar Value Index Fund
Class Name		Investor Shares
Trading Symbol		VIVAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Value Index Fund (the "Fund") (formerly known as Vanguard Value Index Fund) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent	[5]	0.17%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 254,207,000,000
Holdings Count | Holding		325
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$254,207
Number of Portfolio Holdings	325
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	2.2%
Consumer Discretionary	8.2%
Consumer Staples	7.6%
Energy	6.9%
Financials	21.0%
Health Care	14.1%
Industrials	16.5%
Real Estate	2.5%
Technology	11.9%
Telecommunications	3.3%
Utilities	5.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007778
Shareholder Report [Line Items]
Fund Name		Morningstar Value Index Fund
Class Name		ETF Shares
Trading Symbol		VTV
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Value Index Fund (the "Fund") (formerly known as Vanguard Value Index Fund) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent	[6]	0.03%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 254,207,000,000
Holdings Count | Holding		325
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$254,207
Number of Portfolio Holdings	325
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	2.2%
Consumer Discretionary	8.2%
Consumer Staples	7.6%
Energy	6.9%
Financials	21.0%
Health Care	14.1%
Industrials	16.5%
Real Estate	2.5%
Technology	11.9%
Telecommunications	3.3%
Utilities	5.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007776
Shareholder Report [Line Items]
Fund Name		Morningstar Value Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VVIAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Value Index Fund (the "Fund") (formerly known as Vanguard Value Index Fund) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[7]	0.05%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 254,207,000,000
Holdings Count | Holding		325
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$254,207
Number of Portfolio Holdings	325
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	2.2%
Consumer Discretionary	8.2%
Consumer Staples	7.6%
Energy	6.9%
Financials	21.0%
Health Care	14.1%
Industrials	16.5%
Real Estate	2.5%
Technology	11.9%
Telecommunications	3.3%
Utilities	5.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007777
Shareholder Report [Line Items]
Fund Name		Morningstar Value Index Fund
Class Name		Institutional Shares
Trading Symbol		VIVIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Value Index Fund (the "Fund") (formerly known as Vanguard Value Index Fund) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent	[8]	0.03%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 254,207,000,000
Holdings Count | Holding		325
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$254,207
Number of Portfolio Holdings	325
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	2.2%
Consumer Discretionary	8.2%
Consumer Staples	7.6%
Energy	6.9%
Financials	21.0%
Health Care	14.1%
Industrials	16.5%
Real Estate	2.5%
Technology	11.9%
Telecommunications	3.3%
Utilities	5.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007783
Shareholder Report [Line Items]
Fund Name		Morningstar Growth Index Fund
Class Name		Investor Shares
Trading Symbol		VIGRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Growth Index Fund (the "Fund") (formerly known as Vanguard Growth Index Fund) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent	[9]	0.17%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 378,844,000,000
Holdings Count | Holding		149
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$378,844
Number of Portfolio Holdings	149
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	0.4%
Consumer Discretionary	13.9%
Consumer Staples	0.2%
Energy	0.3%
Financials	1.2%
Health Care	4.6%
Industrials	7.6%
Real Estate	1.0%
Technology	69.2%
Telecommunications	1.5%
Utilities	0.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007786
Shareholder Report [Line Items]
Fund Name		Morningstar Growth Index Fund
Class Name		ETF Shares
Trading Symbol		VUG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Growth Index Fund (the "Fund") (formerly known as Vanguard Growth Index Fund) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent	[10]	0.03%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 378,844,000,000
Holdings Count | Holding		149
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$378,844
Number of Portfolio Holdings	149
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	0.4%
Consumer Discretionary	13.9%
Consumer Staples	0.2%
Energy	0.3%
Financials	1.2%
Health Care	4.6%
Industrials	7.6%
Real Estate	1.0%
Technology	69.2%
Telecommunications	1.5%
Utilities	0.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007784
Shareholder Report [Line Items]
Fund Name		Morningstar Growth Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VIGAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Growth Index Fund (the "Fund") (formerly known as Vanguard Growth Index Fund) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[11]	0.05%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 378,844,000,000
Holdings Count | Holding		149
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$378,844
Number of Portfolio Holdings	149
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	0.4%
Consumer Discretionary	13.9%
Consumer Staples	0.2%
Energy	0.3%
Financials	1.2%
Health Care	4.6%
Industrials	7.6%
Real Estate	1.0%
Technology	69.2%
Telecommunications	1.5%
Utilities	0.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007785
Shareholder Report [Line Items]
Fund Name		Morningstar Growth Index Fund
Class Name		Institutional Shares
Trading Symbol		VIGIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Growth Index Fund (the "Fund") (formerly known as Vanguard Growth Index Fund) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent	[12]	0.03%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 378,844,000,000
Holdings Count | Holding		149
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$378,844
Number of Portfolio Holdings	149
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	0.4%
Consumer Discretionary	13.9%
Consumer Staples	0.2%
Energy	0.3%
Financials	1.2%
Health Care	4.6%
Industrials	7.6%
Real Estate	1.0%
Technology	69.2%
Telecommunications	1.5%
Utilities	0.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007787
Shareholder Report [Line Items]
Fund Name		Morningstar Large-Cap Index Fund
Class Name		Investor Shares
Trading Symbol		VLACX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Large-Cap Index Fund (formerly Vanguard Large-Cap Index Fund) (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent	[13]	0.17%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 73,819,000,000
Holdings Count | Holding		451
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$73,819
Number of Portfolio Holdings	451
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	1.1%
Consumer Discretionary	12.3%
Consumer Staples	3.3%
Energy	3.0%
Financials	9.5%
Health Care	8.5%
Industrials	11.1%
Real Estate	1.6%
Technology	44.8%
Telecommunications	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007790
Shareholder Report [Line Items]
Fund Name		Morningstar Large-Cap Index Fund
Class Name		ETF Shares
Trading Symbol		VV
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Large-Cap Index Fund (formerly Vanguard Large-Cap Index Fund) (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent	[14]	0.03%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 73,819,000,000
Holdings Count | Holding		451
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$73,819
Number of Portfolio Holdings	451
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	1.1%
Consumer Discretionary	12.3%
Consumer Staples	3.3%
Energy	3.0%
Financials	9.5%
Health Care	8.5%
Industrials	11.1%
Real Estate	1.6%
Technology	44.8%
Telecommunications	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007788
Shareholder Report [Line Items]
Fund Name		Morningstar Large-Cap Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VLCAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Large-Cap Index Fund (formerly Vanguard Large-Cap Index Fund) (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[15]	0.05%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 73,819,000,000
Holdings Count | Holding		451
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$73,819
Number of Portfolio Holdings	451
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	1.1%
Consumer Discretionary	12.3%
Consumer Staples	3.3%
Energy	3.0%
Financials	9.5%
Health Care	8.5%
Industrials	11.1%
Real Estate	1.6%
Technology	44.8%
Telecommunications	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007789
Shareholder Report [Line Items]
Fund Name		Morningstar Large-Cap Index Fund
Class Name		Institutional Shares
Trading Symbol		VLISX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Morningstar Large-Cap Index Fund (formerly Vanguard Large-Cap Index Fund) (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent	[16]	0.03%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 73,819,000,000
Holdings Count | Holding		451
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$73,819
Number of Portfolio Holdings	451
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	1.1%
Consumer Discretionary	12.3%
Consumer Staples	3.3%
Energy	3.0%
Financials	9.5%
Health Care	8.5%
Industrials	11.1%
Real Estate	1.6%
Technology	44.8%
Telecommunications	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.